CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 165,885	$ 263,492	$ 266,391
Cost of revenues:
Total cost of revenues	124,670	167,615	172,354
Gross profit	41,215	95,877	94,037
Operating expenses:
Research and development, net	26,303	30,184	33,023
Selling and marketing	16,871	21,488	22,706
General and administrative	14,063	18,515	17,024
Merger, acquisition and related litigation expenses (income), net	(53,633)	118
Total operating expenses	3,604	70,305	72,753
Operating income	37,611	25,572	21,284
Financial expenses, net	1,907	2,617	4,298
Income before taxes on income	35,704	22,955	16,986
Taxes on income (tax benefit)	793	(13,583)	(1,423)
Net income	$ 34,911	$ 36,538	$ 18,409
Total earnings per share:
Basic	$ 0.63	$ 0.66	$ 0.34
Diluted	$ 0.63	$ 0.65	$ 0.33
Weighted average number of shares used in computing earnings per share:
Basic	55,516,113	55,368,703	54,927,272
Diluted	55,583,474	56,030,976	55,752,642
Products [Member]
Revenues:
Total revenues	$ 94,010	$ 185,721	$ 173,966
Cost of revenues:
Total cost of revenues	84,300	122,071	121,147
Services [Member]
Revenues:
Total revenues	71,875	77,771	92,425
Cost of revenues:
Total cost of revenues	$ 40,370	$ 45,544	$ 51,207